SHARE-BASED PAYMENTS - Narrative (Details)													12 Months Ended
	Dec. 08, 2017 shares	Nov. 14, 2017 shares	Oct. 11, 2017 shares	Aug. 14, 2017 shares	May 16, 2017 shares	Mar. 07, 2017 shares	Nov. 15, 2016 shares	Oct. 03, 2016 shares	Aug. 16, 2016 shares	Jul. 04, 2016 shares	Mar. 30, 2016 shares	Mar. 08, 2016 shares	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Disclosure of range of exercise prices of outstanding share options [line items]
Trading days prior to redemption date													5 days
Number of options (in shares)	77,000	784,000	40,000	868,000	64,000	1,697,000	1,240,000	62,000	1,268,000	88,000	227,000	2,613,000	3,530,000	5,498,000
Number of long-term share units granted (in shares)													642,000	786,000
Weighted average share price at the date of exercise for share options exercised (in CAD per share) | CAD													CAD 43.49	CAD 39.27
Measurement period for weighted average exercise price of lon-term share unit award incentive plans													20 days
Weighted average exercise price long-term share unit award incentive plans (in CAD per share) | CAD													CAD 44.94	CAD 41.18
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of long-term share units granted (in shares)													303,000	372,000
Contractual life of outstanding long-term share unit award incentive plans													3 years
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of long-term share units granted (in shares)													307,000	365,000
Contractual life of outstanding long-term share unit award incentive plans													3 years
Options vesting on first anniversary of grant date
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options (in shares)													0.3333
Options vesting on first anniversary of grant date | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of long-term share units granted (in shares)													0.3333
Options vesting on second anniversary of grant date
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options (in shares)													0.3333
Options vesting on second anniversary of grant date | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of long-term share units granted (in shares)													0.3333
Options vesting on third anniversary of grant date
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options (in shares)													0.3333
Options vesting on third anniversary of grant date | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of long-term share units granted (in shares)													0.3333
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
DSUs as a percent of total director compensation													40.00%